LOSS PER SHARE (EPS) (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
LOSS PER SHARE (EPS) [Abstract]
LOSS PER SHARE (EPS)
NOTE 4. LOSS PER SHARE (EPS)

Basic EPS is computed by dividing net income (loss) attributable to RiceBran Technologies shareholders by the weighted average number of common shares outstanding during all periods presented. Shares underlying options, warrants and convertible debt are excluded from the basic EPS calculation but are considered in calculating diluted EPS.

Diluted EPS is computed by dividing the net income (loss) attributable to RiceBran Technologies shareholders by the weighted average number of shares outstanding during the period increased by the number of additional shares that would have been outstanding if the impact of assumed exercises and conversions is dilutive. The dilutive effect of outstanding options and warrants is calculated using the treasury stock method. The dilutive effect of outstanding convertible debt is calculated using the if-converted method.

Below are reconciliations of the numerators and denominators in the EPS computations for the three and nine months ended September 30, 2013 and 2012.

	Three Months		Nine Months
	2013	2012	2013	2012
NUMERATOR (in thousands):
Basic and diluted - net loss attributable to RiceBran Technologies shareholders	$(2,071)	$(368)	$(9,851)	$(9,398)

DENOMINATOR:
Basic EPS - weighted average number of shares outstanding	1,129,290	1,024,345	1,082,452	1,020,242
Effect of dilutive securities outstanding	-	-	-	-
Diluted EPS - weighted average number of shares outstanding	1,129,290	1,024,345	1,082,452	1,020,242

Number of shares of common stock which could be purchased with weighted average outstanding securities not included in diluted EPS because effect would be antidilutive-
Stock options (average exercise price for the three and nine months ended September 30, 2013, of $24.00 and $28.00)	181,584	192,353	179,912	195,236
Warrants (average exercise price for the three and nine months ended September 30, 2013, of $16.00 and $20.00)	716,917	1,003,127	751,653	713,414
Convertible debt (average conversion price for the three and nine months ended September 30, 2013, of $14.00)	438,754	416,805	452,184	287,368

The impact of potentially dilutive securities outstanding at September 30, 2013 and 2012, was not included in the calculation of diluted EPS in 2013 and 2012 because to do so would be antidilutive. Those securities listed in the table above which were antidilutive in 2013 and 2012, which remain outstanding, could potentially dilute EPS in the future.

NOTE 4. LOSS PER SHARE (EPS)

Basic EPS is computed by dividing net income (loss) attributable to RiceBran Technologies shareholders by the weighted average number of common shares outstanding during all periods presented. Shares underlying options, warrants and convertible notes payable are excluded from the basic EPS calculation but are considered in calculating diluted EPS.

Diluted EPS is computed by dividing the net income (loss) attributable to RiceBran Technologies shareholders by the weighted average number of shares outstanding during the period increased by the number of additional shares that would have been outstanding if the impact of assumed exercises and conversions is dilutive. The dilutive effect of outstanding options and warrants is calculated using the treasury stock method. The dilutive effect of outstanding convertible debt is calculated using the if converted method.

Below are reconciliations of the numerators and denominators in the EPS computations.

	2012	2011
NUMERATOR (in thousands):
Basic and diluted - net loss attributable to RiceBran Technologies shareholders	$(9,509)	$(10,099)

DENOMINATOR:
Basic EPS - weighted average number of shares outstanding	1,023,412	991,852
Effect of dilutive securities outstanding	-	-
Diluted EPS - weighted average number of shares outstanding	1,023,412	991,852

Number of shares of common stock which could be purchased with weighted average outstanding securities not included in diluted EPS because effect would be antidilutive-
Stock options (average exercise price of $48.00 and $58.00 )	191,187	197,879
Warrants (average exercise price of $62.00 and $226.00)	736,753	214,765
Convertible notes (average conversion price of $16.00 and $42.00)	334,709	25,800

The impact of potentially dilutive securities outstanding at December 31, 2012 and 2011, was not included in the calculation of diluted EPS in 2012 and 2011 because to do so would be antidilutive. Those securities which were antidilutive in 2012 and 2011, which remain outstanding, could potentially dilute EPS in the future.